Defined Benefit Liabilities (Assets) - Cost of Benefit Plan Recognized in Profit And Loss (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [abstract]
Current service cost	₩ 132,465	₩ 134,847
Net interest income	(8,026)	(338)
Total amount of expenses recognized in profit and loss	₩ 124,439	₩ 134,509	₩ 190,462